Note 8 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Net operating loss carryforward	$ 35,197,253	$ 30,374,640
Research and development tax credit carryforward	6,709,611	5,506,154
Stock-based compensation expense	965,107	676,250
Accrued expenses	47,212	256,540
Total deferred tax assets	42,919,183	36,813,584
Depreciation	18,298	29,812
Net deferred tax assets	42,900,885	36,783,772
Valuation allowance	(42,900,885)	(36,783,772)
Net deferred tax asset after reduction for valuation allowance	$ 0	$ 0